UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Hovde Capital Advisors LLC
Address    1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number:    028-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Richard J. Perry, Jr.
Title   Managing Member
Phone   (202) 822-8117

Signature, Place, and Date of Signing:

     /s/ Richard J. Perry, Jr.       Washington, D.C.     November 12, 2010

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:      $300,963   (thousands)

List of Other Included Managers:             NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGREE REALTY CORP              COM              008492100     6273   248447 SH       SOLE    NONE              0     248447      0
ALLSTATE CORP                  COM              020002101     8121   257406 SH       SOLE    NONE              0     257406      0
ANNALY CAP MGMT INC            COM              035710409     9969   566433 SH       SOLE    NONE              0     566433      0
ANWORTH MORTGAGE ASSET CP      COM              037347101     3803   533372 SH       SOLE    NONE              0     533372      0
BANK OF AMERICA CORPORATION    COM              060505104     2819   215120 SH       SOLE    NONE              0     215120      0
BB&T CORP                      COM              054937107     6196   257300 SH       SOLE    NONE              0     257300      0
BENEFICIAL MUTUAL BANCORP IN   COM              08173R104     1762   196410 SH       SOLE    NONE              0     196410      0
BRIGGS & STRATTON CORP W/RTS   COM              109043109     4549   239300 SH       SOLE    NONE              0     239300      0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     3125   136646 SH       SOLE    NONE              0     136646      0
CME GROUP INC                  COM              12572Q105     7923    30420 SH       SOLE    NONE              0      30420      0
COMERICA INC                   COM              200340107     9665   260164 SH       SOLE    NONE              0     260164      0
CVB FINL CORP                  COM              126600105     5369   714867 SH       SOLE    NONE              0     714867      0
DISCOVER FINL SVCS             COM              254709108     7026   421200 SH       SOLE    NONE              0     421200      0
EAGLE MATERIALS INC            COM              26969P108     5167   218029 SH       SOLE    NONE              0     218029      0
EPLUS INC                      COM              294268107    19624   914872 SH       SOLE    NONE              0     914872      0
FIRST MERCHANTS CORP           COM              320817109     2849   373427 SH       SOLE    NONE              0     373427      0
FOX CHASE BANCORP INC NEW      COM              35137T108     1328   140338 SH       SOLE    NONE              0     140338      0
HATTERAS FINANCIAL CORP        COM              41902R103     1560    54800 SH       SOLE    NONE              0      54800      0
HERITAGE FINL CORP WASH        COM              42722X106     1029    73469 SH       SOLE    NONE              0      73469      0
KEYCORP NEW                    COM              493267108     9765  1226758 SH       SOLE    NONE              0    1226758      0
KKR & CO L P DEL               COM              48248M102     5396   509060 SH       SOLE    NONE              0     509060      0
KNIGHT CAP GROUP INC           CL A COM         499005106     7303   589447 SH       SOLE    NONE              0     589447      0
LAKELAND FINL CORP             COM              511656100     3889   208427 SH       SOLE    NONE              0     208427      0
LENDER PROCESSING SVCS INC     COM              52602E102     8561   257629 SH       SOLE    NONE              0     257629      0
M/I HOMES INC                  COM              55305B101     6288   606410 SH       SOLE    NONE              0     606410      0
MARSHALL & ILSLEY CORPORATION  COM              571837103     2990   424700 SH       SOLE    NONE              0     424700      0
MASTERCARD INC                 COM              57636Q104     4614    20600 SH       SOLE    NONE              0      20600      0
MFA FINANCIAL INC              COM              55272X102     2833   371273 SH       SOLE    NONE              0     371273      0
MORGAN STANLEY                 COM NEW          617446448     7682   311245 SH       SOLE    NONE              0     311245      0
NOVARTIS A G                   SPONSORED ADR    66987V109    12582   209700     CALL SOLE    NONE              0     209700      0
OCEAN SHORE HLDG CO NEW        COM              67501R103     4202   393861 SH       SOLE    NONE              0     393861      0
OCWEN FINANCIAL CORP           COM              675746309     4695   462987 SH       SOLE    NONE              0     462987      0
PARTNERRE LTD                  COM              G6852T105     4821    60126 SH       SOLE    NONE              0      60126      0
PEOPLES UTD FINL INC           COM              712704105     8622   658700 SH       SOLE    NONE              0     658700      0
PNC FINL SVCS GROUP INC        COM              693475105    13154   253400 SH       SOLE    NONE              0     253400      0
PROSHARES TR                   COM              74347R297     6772   216700 SH       SOLE    NONE              0     216700      0
REINSURANCE GROUP OF AMERICA   COM NEW          759351604    15428   319481 SH       SOLE    NONE              0     319481      0
SANDY SPRING BANCORP INC       COM              800363103      521    33610 SH       SOLE    NONE              0      33610      0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     9009   287100 SH       SOLE    NONE              0     287100      0
SIMON PPTY GROUP INC NEW       COM              828806109     9552   103000 SH       SOLE    NONE              0     103000      0
STANCORP FINL GROUP INC        COM              852891100     4780   125800 SH       SOLE    NONE              0     125800      0
STATE AUTO FINL CORP           COM              855707105     1060    69679 SH       SOLE    NONE              0      69679      0
STATE STR CORP                 COM              857477103     9343   248094 SH       SOLE    NONE              0     248094      0
STERLING BANCSHARES INC        COM              858907108     3607   671733 SH       SOLE    NONE              0     671733      0
SUSQUEHANNA BANCSHARES INC P   COM              869099101     1786   211600 SH       SOLE    NONE              0     211600      0
TOLL BROTHERS INC              COM              889478103     6611   347600 SH       SOLE    NONE              0     347600      0
UNITED CMNTY BKS BLAIRSVLE GA  CAP STK          90984P105      933   416569 SH       SOLE    NONE              0     416569      0
UNIVEST CORP PA                COM              915271100     2346   134365 SH       SOLE    NONE              0     134365      0
VIRGINIA COMM BANCORP INC      COM              92778Q109      558   114725 SH       SOLE    NONE              0     114725      0
WADDELL & REED FINANCIAL INC   CL A             930059100     4268   155988 SH       SOLE    NONE              0     155988      0
WASHINGTON BKG CO OAK HBR WA   COM              937303105      946    68283 SH       SOLE    NONE              0      68283      0
WHITNEY HLDG CORP              COM              966612103     7889   965547 SH       SOLE    NONE              0     965547      0